Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Reconciliation of Marketable Securities

	Note	December 31, 2024	December 31, 2023
Balance – beginning of year		$92,666	$36,867
Additions	6(a), 6(b)	900	33,899
Dispositions	6(a), 6(b)	(48,191)	(53,359)
Reclassification of investment in i-80 Gold	6(a)	—	119,870
Change in fair value	6(c)	(39,233)	(44,611)
Balance – end of year		$6,142	$92,666